Investment Properties (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Investment Properties

Buildings RMB million
Cost
As at 1 January 2017	1,435
Additions	1,931

As at 31 December 2017	3,366

Accumulated depreciation
As at 1 January 2017	(244)
Charge for the year	(58)

As at 31 December 2017	(302)

Net book value
As at 1 January 2017	1,191

As at 31 December 2017	3,064

Fair value
As at 1 January 2017	2,201

As at 31 December 2017	4,629

Buildings RMB million
Cost
As at 1 January 2016	1,435
Additions	—

As at 31 December 2016	1,435

Accumulated depreciation
As at 1 January 2016	(198)
Charge for the year	(46)

As at 31 December 2016	(244)

Net book value
As at 1 January 2016	1,237

As at 31 December 2016	1,191

Fair value
As at 1 January 2016	2,238

As at 31 December 2016	2,201